Fair Value Measurements - Summary of Fair Value on Recurring Basis (Details) - Level 1 - Fair Value, Recurring - Jaws Acquisition Corp	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 690,294,710
Gross Holding Gain	5,290
Fair Value	$ 690,300,000